Consolidated Statements of Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net income	$ 62,112	$ 46,951	$ 239,575	$ 53,242
Unrealized income (loss) from hedging financial instruments
Unrealized (loss) income on interest rate swaps, net (Note 13)	(1,190)	4,802	(2,628)	21,176
Comprehensive income	60,922	51,753	236,947	74,418
Less: comprehensive income attributable to the non-controlling interest	(1,471)	(726)	(2,379)	(1,499)
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 59,451	$ 51,027	$ 234,568	$ 72,919